UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harpswell Capital Management LLC

Address:   2 Monument Square, Suite 650, Portland, ME 04101



Form 13F File Number: 028-14069


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia A. Finn
Title:  Chief Compliance Officer
Phone:  207-221-2202

Signature,  Place,  and  Date  of  Signing:

/s/ Julia A. Finn               	Portland, ME                   5/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:        $118,501 (thousands)
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Issuer,Class,Cusip ,VALUE (000's),Shares,INVMT DSCRTN,Other MNGR,Vot AUTH
AECOM TECHNOLOGY CORP,CMN STOCK SHARES,00766T100,1627.4,72749,SOLE, ,72749 AMERICAN ELECTRIC POWER,CMN STOCK SHARES,025537101,8711.13,225794,SOLE, ,225794 ANADARKO PETROLEUM CORP,CMN STOCK SHARES,032511107,341.72,4362,SOLE, ,4362
ATMOS ENERGY CORP,CMN STOCK SHARES,049560105,7969.76,253330,SOLE, ,253330
BILL BARRETT CORP,CMN STOCK SHARES,06846N104,1943.96,74739,SOLE, ,74739
BAKER HUGHES INC,CMN STOCK SHARES,057224107,1703.69,40622,SOLE, ,40622
CENTERPOINT ENERGY INC,CMN STOCK SHARES,15189T107,6355.5,322287,SOLE, ,322287 CANADIAN NATURAL RESOUR,CMN STOCK SHARES,136385101,6024.72,181577,SOLE, ,181577 CAL DIVE INTERNATIONAL,CMN STOCK SHARES,12802T101,3380.82,1024492,SOLE, ,1024492 CONSOLIDATED EDISON INC,CMN STOCK SHARES,209115104,882.14,15100,SOLE, ,15100 GEOKINETICS INC,CMN STOCK SHARES,372910307,1413.14,802922,SOLE, ,802922
GREAT PLAINS ENERGY INC,CMN STOCK SHARES,391164100,1473.32,72685,SOLE, ,72685 IDACORP INC,CMN STOCK SHARES,451107106,917.68,22317,SOLE, ,22317
JOY GLOBAL INC,CMN STOCK SHARES,481165108,2313.93,31482,SOLE, ,31482
MEADWESTVACO CORP,CMN STOCK SHARES,583334107,1188.54,37624,SOLE, ,37624 NORTHWEST NATURAL GAS CO,CMN STOCK SHARES,667655104,5789.14,127514,SOLE, ,127514 PIONEER DRILLING CO,CMN STOCK SHARES,723655106,4164.21,473206,SOLE, ,473206 PUBLIC SERVICE ENTERPRIS,CMN STOCK SHARES,744573106,8441.01,275760,SOLE, ,275760 PIEDMONT NATURAL GAS,CMN STOCK SHARES,720186105,4257.96,137044,SOLE, ,137044 PEPCO HOLDINGS INC,CMN STOCK SHARES,713291102,8657.97,458336,SOLE, ,458336
POTASH CORP OF SASKATCHEWAN I,CMN STOCK SHARES,73755L107,360.49,7890,SOLE, ,7890 PATTERSON-UTI ENERGY INC,CMN STOCK SHARES,703481101,5829.57,337164,SOLE, ,337164 QUANTA SERVICES INC,CMN STOCK SHARES,74762E102,1961.26,93840,SOLE, ,93840
ROWAN COS PLC,CMN STOCK SHARES,779382100,8241.59,250276,SOLE, ,250276
ROYAL DUTCH SHELL PLC,CMN STOCK SHARES,780259206,5147.33,73397,SOLE, ,73397 SOUTH JERSEY INDUSTRIES,CMN STOCK SHARES,838518108,2467.07,49302,SOLE, ,49302 TECO ENERGY INC,CMN STOCK SHARES,872375100,6634.72,378047,SOLE, ,378047
TOTAL SA,CMN STOCK SHARES,89151E109,2035.09,39810,SOLE, ,39810
UNISOURCE ENERGY CORP,CMN STOCK SHARES,909205106,1524.97,41700,SOLE, ,41700
WGL HOLDINGS INC,CMN STOCK SHARES,92924F106,1545.3,37968,SOLE, ,37968
EXCO RESOURCES INC,CMN STOCK SHARES,269279402,569.86,85951,SOLE, ,85951
XCEL ENERGY INC,CMN STOCK SHARES,98389B100,4136.07,156255,SOLE, ,156255
YPF SA,CMN STOCK SHARES,984245100,489.73,17238,SOLE, ,17238